UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:   10/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Adaptive Allocation Fund
PORTFOLIO OF INVESTMENTS
October 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 3.7%
	ELECTRIC - 1.8%
6,891	FPL Group, Inc.	$ 338,348

	OIL & GAS - 1.9%
5,559	Canadian Natural Resources, Ltd.	359,501

	TOTAL COMMON STOCK (Cost - $768,965)	697,849

	MUTUAL FUNDS - 48.2%
	DEBT FUND - 25.6%
94,448	Nuveen High Yield Municipal Bond Fund	1,405,385
52,233	Vanguard Inflation-Protected Securities Fund	1,304,246
250,417	Western Asset High Yield Portfolio	2,045,910
		4,755,541
	EQUITY FUND - 22.6%
46,967	ProFunds UltraBull ProFund	1,316,954
72,983	ProFunds UltraSmall-Cap ProFund	777,273
8,457	Rydex Russell 2000 2x Strategy Fund	785,822
70,200	Rydex S&P 500 2x Strategy Fund	1,336,608
		4,216,657

	TOTAL MUTUAL FUNDS (Cost - $7,252,109)	8,972,198

	EXCHANGE TRADED FUNDS - 26.0%
	EQUITY FUND - 26.0%
121,470	ProShares Ultra Russell 2000	2,812,030
61,515	ProShares Ultra S&P500	2,020,768
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,660,096)	4,832,798

	SHORT-TERM INVESTMENTS - 22.3%
	MONEY MARKET FUND - 22.3%
1,730,442	Fidelity Institutional Money Market Funds, 0.02% **	1,730,442
2,425,004	Goldman Sachs Financial Square Funds, 0.01% **	2,425,004
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,155,446)	4,155,446

	TOTAL INVESTMENTS - 100.2% (Cost - $15,836,616) (a)	$ 18,658,291
	OTHER LIABILITIES LESS ASSETS - (0.2)%	(42,852)
	TOTAL NET ASSETS - 100.0%	$ 18,615,439

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,892,792
	Unrealized Depreciation:	(71,117)
	Net Unrealized Appreciation:	$ 2,821,675
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2009.

Adaptive Allocation Fund
PORTFOLIO OF INVESTMENTS
October 31, 2009 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of m

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined b

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 697,849	$ -	$ -	$ 697,849
Mutual Funds	8,972,198	-	-	8,972,198
Exchange Traded Funds	4,832,798	-	-	4,832,798
Money Market Funds	4,155,446	-	-	4,155,446
Total	$ 18,658,291	$ -	$ -	$ 18,658,291

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/30/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/30/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/30/09